Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.1%
Issuer	Shares	Value ($)
Argentina 3.4%
Globant SA(a)	15,551	2,909,281
MercadoLibre, Inc.(a)	5,558	4,600,801
Total		7,510,082
Brazil 9.3%
Afya Ltd., Class A(a)	109,185	1,480,549
B3 SA - Brasil Bolsa Balcao	1,009,709	2,461,404
Banco BTG Pactual SA	357,121	1,649,773
Itaú Unibanco Holding SA, ADR	626,378	3,238,374
Localiza Rent a Car SA	252,944	2,856,103
NU Holdings Ltd., Class A(a)	303,791	1,336,680
Pagseguro Digital Ltd., Class A(a)	144,907	1,917,120
Petro Rio SA(a)	628,229	3,209,653
WEG SA	102,458	608,744
XP, Inc., Class A(a)	101,268	1,925,105
Total		20,683,505
Canada 0.8%
Parex Resources, Inc.	118,123	1,724,792
China 28.9%
Alibaba Group Holding Ltd.(a)	235,020	2,345,344
Bafang Electric Suzhou Co., Ltd., Class A	45,269	746,810
Baidu, Inc. Class A(a)	165,950	2,442,983
Beijing Kingsoft Office Software, Inc., Class A	27,178	766,942
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	113,800	422,331
China Animal Healthcare Ltd.(a),(b),(c)	4,603,000	1
China Tourism Group Duty Free Corp., Ltd., Class A	72,000	1,989,367
Contemporary Amperex Technology Co., Ltd., Class A	19,600	1,103,574
Full Truck Alliance Co., Ltd., ADR(a)	157,589	1,032,208
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	394,600	1,830,894
JD.com, Inc., ADR	112,335	5,650,450
JD.com, Inc., Class A	43,714	1,102,825
KE Holdings, Inc., ADR(a)	94,593	1,657,269
Kingdee International Software Group Co., Ltd.(a)	627,150	817,401
Kuaishou Technology(a)	265,800	1,704,881
Li Ning Co., Ltd.	473,000	3,589,069
Medlive Technology Co., Ltd.(d)	216,754	246,972
Common Stocks (continued)
Issuer	Shares	Value ($)
Meituan, Class B(a)	388,800	8,171,199
Midea Group Co., Ltd., Class A	377,500	2,616,966
NetEase, Inc.	64,800	977,795
NetEase, Inc., ADR	39,008	2,949,005
New Horizon Health Ltd.(a)	251,000	461,035
Pinduoduo, Inc., ADR(a)	35,243	2,205,507
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	61,800	2,599,524
Shenzhou International Group Holdings Ltd.	186,800	1,442,388
Silergy Corp.	60,000	782,517
Tencent Holdings Ltd.	291,101	9,832,320
WuXi AppTec Co., Ltd., Class H	173,539	1,386,000
WuXi Biologics Cayman, Inc.(a)	493,000	2,934,753
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	186,100	643,580
Total		64,451,910
Hong Kong 2.2%
AIA Group Ltd.	265,000	2,206,365
Hong Kong Exchanges and Clearing Ltd.	32,300	1,104,092
Techtronic Industries Co., Ltd.	160,503	1,531,540
Total		4,841,997
India 15.0%
Apollo Hospitals Enterprise Ltd.	68,037	3,640,212
AU Small Finance Bank Ltd.	220,006	1,662,244
Bajaj Finance Ltd.	17,188	1,535,714
Balkrishna Industries Ltd.	68,938	1,586,707
Cholamandalam Investment and Finance Co., Ltd.	286,411	2,559,382
Divi’s Laboratories Ltd.	17,218	779,539
Dixon Technologies India Ltd.	13,953	743,500
Eicher Motors Ltd.	39,021	1,748,118
Godrej Properties Ltd.(a)	34,332	498,592
HDFC Bank Ltd., ADR	76,497	4,468,955
HDFC Life Insurance Co., Ltd.	138,529	898,500
ICICI Bank Ltd., ADR	280,335	5,878,625
Infosys Ltd., ADR	131,236	2,227,075
InterGlobe Aviation Ltd.(a)	57,455	1,303,379
Reliance Industries Ltd.	132,461	3,844,293
Total		33,374,835
Columbia Variable Portfolio – Emerging Markets Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 8.8%
Bank Negara Indonesia Persero Tbk PT	3,372,000	1,972,276
PT Ace Hardware Indonesia Tbk	10,507,500	420,921
PT Astra International Tbk	5,191,300	2,246,532
PT Bank BTPN Syariah Tbk	7,985,800	1,431,701
PT Bank Central Asia Tbk	10,691,000	5,968,137
PT Bank Rakyat Indonesia Persero Tbk	26,224,539	7,675,206
Total		19,714,773
Kazakhstan 0.5%
Kaspi.KZ JSC, GDR(b),(c),(d)	19,550	1,123,316
Malaysia 0.3%
Public Bank Bhd	867,900	789,889
Mexico 2.2%
Grupo Financiero Banorte SAB de CV, Class O	355,310	2,276,052
Wal-Mart de Mexico SAB de CV, Class V	764,245	2,684,031
Total		4,960,083
Philippines 0.5%
Ayala Land, Inc.	2,859,200	1,110,063
Poland 0.7%
Dino Polska SA(a)	26,266	1,590,956
Russian Federation 0.0%
Detsky Mir PJSC(b),(c),(e)	911,435	0
Fix Price Group Ltd., GDR(a),(b),(c),(d),(e)	502,952	1
Ozon Holdings PLC, ADR(a),(b),(c),(e)	58,548	0
TCS Group Holding PLC, GDR(a),(b),(c),(e)	26,653	0
Yandex NV, Class A(a),(b),(c),(e)	73,098	0
Total		1
South Africa 0.9%
Capitec Bank Holdings Ltd.	16,405	1,405,489
Clicks Group Ltd.	43,489	685,877
Total		2,091,366
South Korea 8.8%
Coupang, Inc.(a)	115,269	1,921,534
Hana Financial Group, Inc.	62,844	1,543,134
Samsung Biologics Co., Ltd.(a)	2,096	1,173,278
Samsung Electro-Mechanics Co., Ltd.	17,173	1,324,973
Samsung Electronics Co., Ltd.	207,814	7,630,775
Common Stocks (continued)
Issuer	Shares	Value ($)
Samsung SDI Co., Ltd.	6,506	2,447,190
SK Hynix, Inc.	61,266	3,504,429
Total		19,545,313
Taiwan 10.1%
ASMedia Technology, Inc.	43,000	889,789
Chailease Holding Co., Ltd.	113,400	647,754
Delta Electronics	212,000	1,683,943
MediaTek, Inc.	88,000	1,518,564
Sea Ltd. ADR(a)	10,466	586,619
Taiwan Semiconductor Manufacturing Co., Ltd.	1,184,838	15,705,493
Unimicron Technology Corp.	394,356	1,443,622
Total		22,475,784
Thailand 2.1%
Kasikornbank PCL, Foreign Registered Shares	592,500	2,251,414
Muangthai Capital PCL, Foreign Registered Shares	1,576,900	1,500,128
PTT Exploration & Production PCL	238,900	1,018,721
Total		4,770,263
Uruguay 0.6%
Dlocal Ltd.(a)	61,043	1,252,602
Total Common Stocks (Cost $247,273,772)		212,011,530

Preferred Stocks 2.2%
Issuer	Shares	Value ($)
Brazil 1.1%
Azul SA(a)	884,592	2,415,498
South Korea 1.1%
Samsung Electronics Co., Ltd.	80,792	2,624,358
Total Preferred Stocks (Cost $6,490,589)		5,039,856

Rights 0.0%
Issuer	Shares	Value ($)
Brazil 0.0%
Localiza Rent(a)	776	1,519
Total Rights (Cost $—)		1,519

2	Columbia Variable Portfolio – Emerging Markets Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2022 (Unaudited)
Money Market Funds 3.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(f),(g)	7,052,375	7,048,849
Total Money Market Funds (Cost $7,048,849)		7,048,849
Total Investments in Securities (Cost $260,813,210)		224,101,754
Other Assets & Liabilities, Net		(1,220,218)
Net Assets		$222,881,536
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2022, the total value of these securities amounted to $1,123,318, which represents 0.50% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2022, the total value of these securities amounted to $1,370,289, which represents 0.61% of total net assets.
(e)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At September 30, 2022, the total market value of these securities amounted to $1, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Detsky Mir PJSC	02/08/2017-09/21/2020	911,435	1,345,538	—
Fix Price Group Ltd., GDR	03/05/2021-03/08/2021	502,952	4,907,336	1
Ozon Holdings PLC, ADR	12/17/2020-09/21/2021	58,548	2,951,530	—
TCS Group Holding PLC, GDR	01/10/2018-01/25/2022	26,653	726,918	—
Yandex NV, Class A	09/01/2017-04/02/2020	73,098	2,575,554	—
			12,506,876	1

(f)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	11,904,161	57,185,240	(62,041,138)	586	7,048,849	(3,548)	55,505	7,052,375
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Emerging Markets Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7007_12_A01_(11/22)